TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) lawsuit	Dec. 31, 2020 BRL (R$)
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
State VAT (ICMS) (1)	R$ 2,895,375	R$ 3,014,540
PIS and COFINS (2)	1,885,486	128,489
Withholding taxes and contributions (3)	156,322	87,134
Fistel, INSS, ISS and other taxes	119,858	106,454
Total	5,057,041	3,336,617
Current	3,716,169	2,512,293
Non-current	R$ 1,340,872	824,324
Tax credits offsetting period	48 months
Deferred tax credits from acquisition of property and equipment	R$ 578,290	541,941
Number of Lawsuits | lawsuit	2
Amount of ICMS credit recognized	R$ 2,269,391
Recognized as other operating income	1,660,295	435,698
Recognized as financial income	609,096	R$ 512,659
Amount of ICMS credit recognized in current assets	R$ 1,579,117